Income Tax - Summary of Temporary Differences (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses available for future period	$ 2,935,021	$ 1,597,167
Temporary Differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses available for future period - finite	$ 109,719	$ 704,429
Expiry Date Range	5 years	5 years
Non-capital losses available for future period	$ 2,032,440	$ 6,639,511
Expiry Date Range	No expiry date	No expiry date